Property, Plant and Equipment, Goodwill, Intangibles and Other Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended										3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 In-process research and development costs [Member]	Dec. 31, 2011 In-process research and development costs [Member]	Dec. 31, 2012 Emission allowances [Member]	Dec. 31, 2011 Emission allowances [Member]	Dec. 31, 2012 Various contracts [Member]	Dec. 31, 2011 Various contracts [Member]	Dec. 31, 2012 Software costs [Member]	Dec. 31, 2011 Software costs [Member]	Mar. 31, 2010 Predecessor [Member] Polypropylene Plant, Terni, Italy [Member]	Dec. 31, 2012 LDPE plant in Wessling Germany [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Manufacturing facilities and equipment [Member]	Dec. 31, 2011 Manufacturing facilities and equipment [Member]	Dec. 31, 2012 Construction in progress [Member]	Dec. 31, 2011 Construction in progress [Member]
Total property Plant and Equipment [Line Items]
Total property, plant and equipment		$ 8,444	$ 9,626											$ 304	$ 301	$ 8,335	$ 7,358	$ 987	$ 785
Less accumulated depreciation		(1,111)	(1,930)
Property, plant and equipment, net		7,333	7,696
Impaired long-lived assets held and used [Line Items]
Asset impairment	19												22
Assets disposed of by method other than sale in period of disposition [Line Items]
Charges related to plant and other closure costs												23
Finite lived intangible assets [Line Items]
Cost		1,520	1,524	131	127	728	731	563	563	102	99
Accumulated amortization		(343)	(486)	(30)	(19)	(195)	(128)	(197)	(146)	(64)	(50)
Net		1,177	1,038	101	108	533	603	366	417	38	49
Amortization of identifiable intangible assets for the next five years [Abstract]
2013			133
2014			128
2015			120
2016			114
2017			112
Impairment of intangible assets [Abstract]
Impairment costs		$ 19